UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	John Cornish
Address:	Two International Place

	Boston, MA 02110
13F File Number:	28-5362
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	John Cornish
Title:    	Trustee
Phone:    	800-520-2427
Signature, 	Place,	and Date of Signing:
John Cornish 	Boston, Massachusetts    	June 30, 2010
Report Type (Check only one.):
	[  ]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[X]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Thomas H.P. Whitney Jr.	28-4918
F. Davis Dassori	28-2710
William A. Lowell	28-6476
Choate Investment Advisors	28-12523

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	3
Form 13F Information Table Entry Total:   	35
Form 13F Information Table Value Total:   	$ 24,379

List of Other Included Managers:


No.  13F File Number 	Name

01   28-4918	Thomas H.P. Whitney Jr.
02   28-2710 	F. Davis Dassori
03   28-6476  	William A.Lowell

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

Choate Default Bank                                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          8/9/2010
MANAGER John M. Cornish                                           AS OF 6/30/2010
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
Automatic Data Processing           Common Stock    053015103      308     7650 SH OTHER                        7650
Berkshire Hathaway Inc Del          Common Stock    084670702      562     7050 SH OTHER                        7050
CGM Tr Focus Fd                     Exchange Traded 125325506      495 9948.135 SH OTHER                     948.135
Chevron Corporation                 Common Stock    166764100       61      900 SH SOLE                          900
Chevron Corporation                 Common Stock    166764100      190     2800 SH OTHER                        2800
Coca Cola Co                        Common Stock    191216100      603    12025 SH OTHER                       12025
Exxon Mobil Corp                    Common Stock    30231G102      824    14445 SH OTHER                       14445
General Elec Co                     Common Stock    369604103       36     2500 SH SOLE                         2500
General Elec Co                     Common Stock    369604103      563    39045 SH OTHER                       39045
International Business Machs        Common Stock    459200101      418     3384 SH OTHER                        3384
iShares Canada                      Exchange Traded 464286509      609    24485 SH OTHER                       24485
iShares Germany                     Exchange Traded 464286806      198    10580 SH OTHER                       10580
iShares S&P 500                     Exchange Traded 464287200     4750    45915 SH OTHER                       45915
iShares MSCI EAFE                   Exchange Traded 464287465      331     7110 SH OTHER                        7110
iShares S&P Small Cap 600           Exchange Traded 464287804       12      230 SH SOLE                          230
iShares S&P Small Cap 600           Exchange Traded 464287804      798    14745 SH OTHER                       14745
Johnson & Johnson                   Common Stock    478160104      776    13147 SH OTHER                       13147
Merck & Co Inc New Com              Common Stock    58933Y105       59     1700 SH SOLE                         1700
Merck & Co Inc New Com              Common Stock    58933Y105      528    15100 SH OTHER                       15100
Morgan Stanley Frontier Mkts        Alternative     61757P101      309    27245 SH OTHER                       27245
Novartis A G Sponsored ADR          Common Stock    66987V109      280     5790 SH OTHER                        5790
Procter & Gamble Co                 Common Stock    742718109       58      970 SH SOLE                          970
Procter & Gamble Co                 Common Stock    742718109     1079    17997 SH OTHER                       17997
SPDR DJ Wilshire Intl Real Estate   Alternative     78463X863       16      500 SH SOLE                          500
SPDR DJ Wilshire Intl Real Estate   Alternative     78463X863      473    15185 SH OTHER                       15185
SPDR Barclays Intl Treasury Bond    Alternative     78464A516      827    15390 SH OTHER                       15390
Spdr S&P Midcap 400 ETF Tr          Exchange Traded 78467Y107       26      200 SH SOLE                          200
Spdr S&P Midcap 400 ETF Tr          Exchange Traded 78467Y107     1237     9575 SH OTHER                        9575
3 M Co                              Common Stock    88579Y101      274     3464 SH OTHER                        3464
United Technologies Corp            Common Stock    913017109      224     3450 SH OTHER                        3450
Vanguard Europe Pacific Equities    Exchange Traded 921943858     5574   190646 SH OTHER                      190646
Vanguard FTSE All-World ExUSA Small Exchange Traded 922042718      501     6650 SH OTHER                        6650
Vanguard Emerging Mkts              Exchange Traded 922042858      767    20180 SH OTHER                       20180
Walgreen Co                         Common Stock    931422109      323    12100 SH OTHER                       12100
Wisdomtree Emerging Mkts Small Cap  Exchange Traded 97717W281      290     7190 SH OTHER                        7190

FINAL TOTALS FOR 35 RECORDS                                       24379
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